Voya Securitized Credit Fund Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class A
Prospectus [Line Items]
Average Annual Return, Percent			4.82%	3.42%	3.60%
Performance Inception Date		Aug. 03, 2015
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			2.74%	1.84%	1.87%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.82%	1.91%	1.98%
Class A | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.30%	(0.36%)	2.01%
Class A | Bloomberg U.S. Securitized MBS/ABS/CMBS Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		8.49%	0.22%	1.68%
Class I
Prospectus [Line Items]
Average Annual Return, Percent			7.82%	4.28%	4.21%
Performance Inception Date		Aug. 03, 2015
Class I | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.30%	(0.36%)	2.01%
Class I | Bloomberg U.S. Securitized MBS/ABS/CMBS Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		8.49%	0.22%	1.68%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent			7.82%	4.28%	4.20%
Performance Inception Date		Jul. 31, 2020
Class R6 | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.30%	(0.36%)	2.01%
Class R6 | Bloomberg U.S. Securitized MBS/ABS/CMBS Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		8.49%	0.22%	1.68%
Class W
Prospectus [Line Items]
Average Annual Return, Percent			7.74%	4.19%	4.16%
Performance Inception Date		Aug. 01, 2017
Class W | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.30%	(0.36%)	2.01%
Class W | Bloomberg U.S. Securitized MBS/ABS/CMBS Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		8.49%	0.22%	1.68%

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.